SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
SEGMENT REPORTING
Schedule of the Company's revenues generated from each segment

	Year ended December 31, 2019
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$90,096,551	$28,712,942	$69,751	$237,780	$119,117,024
Gross profit/(loss)	$17,571,303	$16,763,190	$(178,414)	$69,969	$34,226,048

	Year ended December 31, 2020
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$49,160,215	$23,547,162	$—	$795,506	$73,502,883
Gross profit	$4,374,238	$11,668,935	$—	$642,609	$16,685,782

	Year ended December 31, 2021
		Electricity
	Solar power project	generation	EPC
	development	revenue	services	Other	Total
Net revenue	$61,036,228	$17,969,727	$—	$655,837	$79,661,792
Gross profit	$23,867,607	$7,420,366	$—	$136,868	$31,424,841

Schedule of the Company's revenues generated by geographic location of customers

	Years ended December 31,
	2019	2020	2021
China	$24,470,827	$16,557,196	$16,901,791
United States	9,277,514	4,388,241	13,895,115
Canada	—	15,557,800	—
Romania	3,193,215	5,709,713	—
UK	3,853,687	655,102	—
Spain	—	—	2,839,291
France	730,962	152,548	96,210
Poland	59,884,835	10,008,838	24,943,755
Hungary	17,705,984	20,473,445	20,985,630
Total	$119,117,024	$73,502,883	$79,661,792